Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2022
Concentration of Credit Risk [Abstract]
Schedule of accounts receivable
	December 31, 2022		December 31, 2021
	Amount	%	Amount	%
Customer A	$43,075	59.3%	$47,054	28.5%
Customer B	$16,345	22.5%	$-	-
Customer C	$12,966	17.9%	$-	-
Customer D	$-	0.0%	$109,792	66.6%